Average Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 29, 2023
VIP Disciplined Small Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.23%)
Past 5 years	4.67%
Past 10 years	8.94%
VIP Disciplined Small Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.30%)
Past 5 years	4.57%
Past 10 years	8.84%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.45%)
Past 5 years	4.40%
Past 10 years	8.66%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%